Changes in the Corporation's liability of estimated losses from credit recourses agreements (Detail) (Financial Guarantee Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Guarantee Member
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 51,673	$ 58,659
Provision	21,793	16,153
Net charge-offs / terminations	(32,003)	(23,139)
Balance as of end of period	$ 41,463	$ 51,673